Commitments and Contingencies - Schedule of Future Commitments Under Non-cancelable Operating Lease Agreements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Total
2024	$ 535	$ 1,173
2025	1,035	1,114
2026	730	737
2027	641	645
2028	108	108
Total lease payments	3,049	3,777
Less: present value adjustment	(411)	(563)
Total lease liabilities	2,638	3,214
Less: current lease liability	(850)	(908)
Long-term lease liabilities	$ 1,788	$ 2,306